CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Singlepoint Inc. stockholders	$ (1,422,463)	$ (1,141,731)	$ (5,373,015)	$ (4,033,717)
Loss attributable to non-controlling interests	75,310	219,408	390,932	410,788
Common stock issued for services	0	(18,000)
Bad Debt Expense	15,850	0
Depreciation	15,195	14,441	44,763	57,764
Amortization of intangibles	3,630	3,630	14,520	23,595
Amortization of debt discounts	6,159	0	0	2,174,273
Amortization of deferred compensation	15,094	0	105,652	0
(Gain) loss on change in fair value of equity securities	0	(41,627)	76,627	(1,552,249)
(Gain) loss on debt settlement	0	151,727	(513,909)	41,264
Common stock issued for services	240,000	0	416,444	0
Accounts receivable	(25,241)	14,080	(87,395)	45,860
Prepaid expenses	(10,773)	73,910	(36,013)	19,593
Adjustments to reconcile net loss to net cash used in operating activities
Inventory	(11,144)	220,858	(70,250)	11,207
Loss attributable to non-controlling interests			(390,932)	(410,788)
Common stock issued for services			146,283	149,200
Accounts payable	53,054	407,463	(13,546)	77,423
Accrued expenses	442,754	35,217	151,597	886,196
Unearned Revenue	24,023	0
NET CASH USED IN OPERATING ACTIVITIES	(634,855)	(997,882)	(4,831,629)	(1,955,379)
Amortization of debt discounts			16,772	2,174,273
Cash paid for acquisition related expenses	0	(25,000)
NET CASH USED IN INVESTING ACTIVITIES	0	(25,000)	(44,700)	25,000
Proceeds from sale of common stock	499,271	0	540,899	812,576
Proceeds from advances from related party	69,538	28,749	234,824	403,791
Proceeds from short-term notes payable	0	311,070	311,070	372,232
Payments on advances to related party	0	(6,356)	64,569	0
Goodwill impairment charge			680,772	0
Payments on convertible notes payable	0	(25,000)	(75,000)	(389,638)
Payments on opearting lease obligations	(5,353)	(15,853)	(51,365)	(58,737)
Payments on notes payable	0	(36,515)	(286,518)	0
Preferred stock issued for services			0	555,000
Proceeds from sale of preferred stock - Class C	0	760,000	760,000	0
Proceeds from sale of preferred stock - Class D	0	1,500,000	2,000,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	563,456	2,516,095	4,869,341	2,018,724
Changes in operating assets and liabilities:
NET CHANGE IN CASH	(71,399)	1,493,213	(6,988)	88,345
Cash at end of period	120,086	1,691,686	191,485	198,473
Interest paid	0	0	20,853	0
Income tax paid	0	0	0	0
Non-cash consideration given for acquisitions through issuance of common stock and notes payable	0	550,000	511,706	0
Conversion of preferred stock to common stock	0	100	282	4,000
Deferred stock compensation recognized for acquisitions	0	450,000	450,000	0
NET CASH USED IN OPERATING ACTIVITIES	(634,855)	(997,882)	(4,831,629)	(1,955,379)
Discount recognized on deferred stock compensation for acquisitions	0	110,402	110,402	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received for return on investment				25,000
Cash paid for acquisition related expenses			(25,000)
Cash paid for property, plant and equipment			(19,700)	0
NET CASH USED IN INVESTING ACTIVITIES	0	(25,000)	(44,700)	25,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term notes payable			1,500,000	150,000
Payments on advances to related party	0	6,356	(64,569)	0
Proceeds from issuance of convertible notes			0	320,500
Proceeds from sale of preferred stock - Class B			0	408,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	563,456	2,516,095	4,869,341	2,018,724
NET CHANGE IN CASH	(71,399)	1,493,213	(6,988)	88,345
Cash at beginning of period	$ 191,485	$ 198,473	198,473	110,128
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for accrued interest			0	15,420
Original issue discount from issuance of notes payable			0	39,500
Common stock issued for conversion of debt and accrued interest			3,172,918	778,657
Recognition of debt discount attributable to derivative liability			0	984,801
Derivative liability settlements			0	3,052,437
Derivative liability recognized from convertible debt			0	1,133,240
Inventory transferred to Related Party for Note Receivable			63,456	0
Investment in Jacksam transferred for reduction in Related Party debt			547,010	218,874
Non-cash portion of termination agreement removing accrued compensation and Related Party debt in exchange for stock and new Related Party note			$ 1,234,052	0
Derivative liability in excess of face value				$ 149,213